Hedging derivatives - Net impact (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedged items [line items]
Accumulated fair value hedge adjustment remaining in statement of financial position for hedged item that ceased to be adjusted for hedging gains and losses, assets	€ 460	€ 729	€ 340
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(941)	(64)	8
Ineffective coverage recognised in the income statement	(45)	51	(28)
Reclassified amount of reserves to the income statement	(801)	851	(1,112)
Fair value hedges
Disclosure of detailed information about hedged items [line items]
Ineffective coverage recognised in the income statement	18	104	58
Fair value hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Ineffective coverage recognised in the income statement	46	9	5
Fair value hedges | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Ineffective coverage recognised in the income statement	(55)	1	(3)
Fair value hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Ineffective coverage recognised in the income statement	27	92	56
Fair value hedges | Inflation risk
Disclosure of detailed information about hedged items [line items]
Ineffective coverage recognised in the income statement			0
Fair value hedges | Credit risk
Disclosure of detailed information about hedged items [line items]
Ineffective coverage recognised in the income statement		2
Cash flow hedges
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(941)	(67)	8
Ineffective coverage recognised in the income statement	(63)	(53)	(86)
Reclassified amount of reserves to the income statement	(801)	851	(1,112)
Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(494)	69	(263)
Ineffective coverage recognised in the income statement	(33)	7	1
Reclassified amount of reserves to the income statement	269	118	8
Cash flow hedges | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	155	(194)	145
Ineffective coverage recognised in the income statement	2	9	(34)
Reclassified amount of reserves to the income statement	(262)	(132)	(364)
Cash flow hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(350)	170	168
Ineffective coverage recognised in the income statement	(35)	(62)	(53)
Reclassified amount of reserves to the income statement	(350)	844	(769)
Cash flow hedges | Inflation risk
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(249)	(121)	(44)
Ineffective coverage recognised in the income statement	3	(7)	0
Reclassified amount of reserves to the income statement	(458)	21	13
Cash flow hedges | Equity risk
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(3)	9	2
Ineffective coverage recognised in the income statement	0	0	0
Reclassified amount of reserves to the income statement	0	0	0
Hedges of net investment in foreign operations
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income		3	0
Ineffective coverage recognised in the income statement		0	0
Reclassified amount of reserves to the income statement		0	0
Hedges of net investment in foreign operations | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	0	3	0
Ineffective coverage recognised in the income statement		0	0
Reclassified amount of reserves to the income statement	€ 0	€ 0	€ 0